FINANCIAL INCOME (EXPENSES), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial expenses:
Loss related to non-hedging derivative instruments	$ 0	$ (191)	$ 0
Interest	(415)	(617)	(900)
Amortization of marketable securities premiums and accretion of discounts, net	(820)	(349)	(436)
Exchange rate	(722)	0	(4)
Others	(205)	(229)	(201)
Financial expenses, Total	(2,162)	(1,386)	(1,541)
Financial income -
Gain related to non-hedging derivative instruments	196	0	452
Interest and others	1,770	1,294	1,542
Exchange rate	0	188	0
Financial income, Total	1,966	1,482	1,994
Financial Income, Net	$ (196)	$ 96	$ 453